SUPPLEMENT TO PROSPECTUS
                           FOR THE JNL(R) SERIES TRUST

The Board of Trustees of JNL Series Trust (the "Trust") has called a Special Meeting of Shareholders to be held on September 18, 1998, to consider the following proposals:

     (1) Election of trustees;

     (2) With respect to the JNL Aggressive Growth Series, JNL Capital Growth Series, JNL Global Equities Series, JNL/Alger Growth Series, JNL/Alliance Growth Series, JNL/Eagle Core Equity Series, JNL/Eagle SmallCap Equity Series, JNL/JPM International & Emerging Markets Series, JNL/PIMCO Total Return Bond Series, JNL/Putnam Growth Series, JNL/Putnam Value Equity Series, Goldman Sachs/JNL Growth & Income Series, Lazard/JNL Small Cap Value Series, Lazard/JNL Mid Cap Value Series, PPM America/JNL Balanced Series, PPM America/JNL High Yield Bond Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Balanced Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL High Yield Bond Series, Salomon Brothers/JNL U.S. Government & Quality Bond Series, T. Rowe Price/JNL Established Growth Series, T. Rowe Price/JNL International Equity Investment Series, T. Rowe Price/JNL Mid-Cap Growth Series, approval of an Administrative fee of 0.10% of average daily net assets of each Series payable to Jackson National Financial Services, LLC, the adviser to the Trust, for operational services;

     (3)(a) Approval of a modification to the investment policy concerning securities lending;

     (3)(b) Approval of a modification to the investment policy concerning restricted securities;

     (4)(a) With respect to the JNL/S&P Conservative Growth Series I, JNL/S&P Moderate Growth Series I, JNL/S&P Aggressive Growth Series I, JNL/S&P Very Aggressive Growth Series I, JNL/S&P Equity Growth Series I, JNL/S&P Equity
Aggressive Growth Series I, JNL/S&P Conservative Growth Series II, JNL/S&P Moderate Growth Series II, JNL/S&P Aggressive Growth Series II, JNL/S&P Very Aggressive Growth Series II, JNL/S&P Equity Growth Series II, JNL/S&P Equity
Aggressive Growth Series II, approval of the Amended Investment Advisory and Management Agreement between the Trust and Jackson National Financial Services, LLC;

     (4)(b) With respect to the JNL/S&P Conservative Growth Series I, JNL/S&P Moderate Growth Series I, JNL/S&P Aggressive Growth Series I, JNL/S&P Very Aggressive Growth Series I, JNL/S&P Equity Growth Series I, JNL/S&P Equity
Aggressive Growth Series I, JNL/S&P Conservative Growth Series II, JNL/S&P Moderate Growth Series II, JNL/S&P Aggressive Growth Series II, JNL/S&P Very Aggressive Growth Series II, JNL/S&P Equity Growth Series II, JNL/S&P Equity
Aggressive Growth Series II, approval of the Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Standard & Poor's Investment Advisory Services, LLC;

     (5) Ratification of the Board of Trustees' selection of Price Waterhouse LLP as independent accountants for the Trust for the year ending December 31,1998.

The following disclosure is added under the heading "Investment Objectives and Policies" and the sub-headings "PPM America/JNL Balanced Series" and "PPM America/JNL High Yield Bond Series":

The Series may invest without limit in zero coupon bonds.



This Supplement is dated July 31, 1998.